SCHEDULE OF INVENTORY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Finished Goods	$ 459	¥ 3,260	¥ 8,301